GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 11, 2013	Jan. 27, 2012	Jan. 02, 2012	Dec. 27, 2011
Balance, Opening	$ 326,860	$ 167,007	$ 5,026	$ 51,614	$ 23,156	$ 8,702
Gain of control in subsidiaries	11,695	156,381
Adjustments due to finalized purchase price allocation		20
Deconsolidation of a subsidiary	(124,052)
Reclassifications and goodwill adjustment after revaluation of contingent consideration	382
Foreign currency translation adjustments	12,549	3,452
Balance, Ending	$ 227,434	$ 326,860	$ 5,026	$ 51,614	$ 23,156	$ 8,702